OTHER PAYABLES	6 Months Ended
Jun. 30, 2023
Other Liabilities Disclosure [Abstract]
OTHER PAYABLES

NOTE 7 – OTHER PAYABLES

As of June 30, 2023 and December 31, 2022, the Company reported $119,057 and $124,986, respectively, as its other payables. The other payables mainly consist of payables for professional services, including audit, legal, and financial statement filing services.